Employee Benefits - Schedule of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Amount recognized in other comprehensive income	$ (14,037)	$ (42,541)	$ (9,039)
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gains recognized in other comprehensive income	(15,662)	(49,926)
Return on plan assets adjustment	1,625	7,385
Amount recognized in other comprehensive income	$ (14,037)	$ (42,541)